Basis of Preparation	12 Months Ended
Dec. 31, 2019
Basis of Preparation
Basis of Preparation

2. Basis of preparation

(a) Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards  (IFRS) as issued by the International Accounting Standards Board (IASB).

(b) Basis of measurement

The financial statements have been prepared on the historical cost basis except for financial instruments and share-based payment obligations which have been based on fair value. Historical cost is generally based on the fair value of the consideration given in exchange for assets.

(c) Functional and presentation currency

These consolidated financial statements are presented in euro, which is the Company’s functional currency. All amounts have been rounded to the nearest thousand, unless otherwise indicated.

(d) Going Concern

The management board of ProQR has, upon preparing and finalizing the 2019 financial statements, assessed the Company’s ability to fund its operations for a period of at least one year after the date of signing these financial statements.

The management board of the Company expects the Company to be a going concern based on its existing funding, taking into account the Company’s current cash position and the projected cash flows based on the activities under execution on the basis of ProQR’s business plan and budget.

(e) Use of estimates and judgements

In preparing these consolidated financial statements, management has made judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.

Information about assumptions and estimation uncertainties that may have a significant risk of resulting in a material adjustment is included below.

(i) Research and development expenditures

Research expenditures are currently not capitalized but are reflected in the income statement because the criteria for capitalization are not met. At each balance sheet date, the Company estimates the level of service performed by the vendors and the associated costs incurred for the services performed.

Although we do not expect the estimates to be materially different from amounts actually incurred, the understanding of the status and timing of services performed relative to the actual status and timing of services performed may vary and could result in reporting amounts that are too high or too low in any particular period.

(f) Changes in accounting policies

IFRS 16

IFRS 16 Leases specifies how a company recognizes, measures, presents and discloses leases. The Company has implemented IFRS 16 on January 1, 2019 by applying the modified retrospective method, meaning that the 2018 comparative numbers in the current year financial statements are not restated. Under this standard, all lease contracts are recognized on the Company’s balance sheet, except for short-term and low value leases.

Upon implementation of IFRS 16, the Company recognized a lease liability and a corresponding right-of-use asset of € 2,359,000. Because the interest rate implicit in the lease could not be readily determined, future lease payments were discounted using the Company’s incremental borrowing rate on the initial application date to determine the lease liability. The weighted average incremental borrowing rate applied is 4.3%. The carrying amounts of the lease liability and right-of-use asset at December 31, 2019 are € 508,000 and € 606,000, respectively.

In the income statement, lease expenditures previously recognized in operating expenses have been replaced by depreciation and interest expenses. In 2019, depreciation expenses on the right-of-use asset amounted to € 1,187,000 and interest expenses on the lease liability amounted to € 48,000. Under IFRS 16, total expenses resulting from lease contracts can be higher in the earlier years of a lease and lower in the later years, because the interest component of total expenses typically decreases over time.

The main impact on the statement of cash flows is an increase in cash flows from operating activities, since the repayments of the principal part of the lease liability are classified in the net cash flow from financing activities. This effect amounts to € 1,261,000 in 2019.

The Company applied the following practical expedients upon implementation of the new standard:

•	Applied the short-term lease exemption, meaning that leases with a duration of less than one year are expensed in the income statement on a straight-line basis.
•	Applied the low value lease exemption, meaning that leased assets with an individual value of $ 5,000 or less if bought new are expensed in the income statement on a straight-line basis.
•	Applied the option to include non-lease components in the lease liability.

Furthermore, we used the transition option to measure the right-of-use asset based on the recognized lease liability.

Reconciliation of the prior year operating lease commitment to the opening balance sheet

At December 31, 2018, the Company reported a commitment for future minimum lease payments under non-cancellable operating leases of € 2,466,000. The lease liability recognized upon implementation of IFRS 16 on January 1, 2019 amounted to € 2,359,000. The difference of € 107,000 is caused by the effect of discounting future lease payments to determine the lease liability.

Other new Standards and Interpretations, which became effective as of January 1, 2019, did not have a material impact on our financial statements.